Nature of Organization and Operations (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 01, 2017	Oct. 15, 2015	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nature of Organization and Operations (Textual)
Net loss			$ (612)	$ (1,739)	$ (2,850)	$ (1,322)	$ (6,950)	$ (4,698)
Working capital deficit			5,509		$ 5,509		$ (3,801)
Maturity date, description					On November 13, 2017, Slipstream Communications, LLC, a related party, extended the maturity date of our term loan to August 17, 2019 and extended the maturity date of our promissory notes on a rolling quarter addition basis, which is now August 24, 2019. While management believes that due to the extension of our debt maturity date, our current cash balance and our operational forecast for 2018, we can continue as a going concern through at least August 14, 2019, given our net losses and working capital deficit, we obtained a continued support letter from Slipstream Communications, LLC through August 15, 2019.		On November 13, 2017, Slipstream Communications, LLC, a related party, extended the maturity date of our term loan to August 17, 2019 and extended the maturity date of our promissory notes on a rolling quarter addition basis which is now April 15, 2019. While management believes that due to the extension of our debt maturity date, our current cash balance and our operational forecast for 2018, we can continue as a going concern through at least March 31, 2019, given our net losses and working capital deficit, we obtained a continued support letter from Slipstream Communications, LLC through March 31, 2019.
Issuance of the shares is recognized charge to operations							$ 1,900
Cash and cash equivalents			$ 5,461	$ 6,080	$ 5,461	$ 6,080	$ 1,003	$ 1,352	$ 1,361
Rick Mills [Member]
Nature of Organization and Operations (Textual)
Common stock, shares issued	106,602
Shareholders [Member]
Nature of Organization and Operations (Textual)
Common stock, shares issued	187,713
Common Stock [Member]
Nature of Organization and Operations (Textual)
Shares issued under plan of merger							187,713
ConeXus World Global, LLC [Member] | Series A-1 Convertible Preferred Stock [Member]
Nature of Organization and Operations (Textual)
Shares issued		2,080,000
Shares issued under plan of merger		416,000
Conversion of shares amount		$ 823
Principal amount of convertible debt		$ 150
ConeXus World Global, LLC [Member] | Common Stock [Member]
Nature of Organization and Operations (Textual)
Shares issued		87,976
Shares issued under plan of merger		133,334